CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Stock-based compensation expense	$ 2,800	$ 2,400	$ 3,000
Restaurant Wages And Related Expenses | Continuing Operations
Stock-based compensation expense	73	70	34
General and Administrative Expense [Member] | Continuing Operations
Stock-based compensation expense	$ 2,681	$ 2,320	$ 3,011